Purchase Obligations - Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Purchase Obligations
Contractual obligations for acquisition of property, plant and equipment and intangible assets	€ 99	€ 106
Other purchase obligations	4,680	3,685
Purchase obligations	€ 4,779	€ 3,791